Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	49
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$320,460.19

Principal:
Principal Collections	$6,483,426.81
Prepayments in Full	$2,066,307.89
Liquidation Proceeds	$71,556.52
Recoveries	$16,755.36
Sub Total	$8,638,046.58
Collections	$8,958,506.77

Purchase Amounts:
Purchase Amounts Related to Principal	$273,887.21
Purchase Amounts Related to Interest	$1,375.13
Sub Total	$275,262.34

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$9,233,769.11

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	49
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$9,233,769.11
Servicing Fee	$75,246.61	$75,246.61	$0.00	$0.00	$9,158,522.50
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$9,158,522.50
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$9,158,522.50
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$9,158,522.50
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$9,158,522.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,158,522.50
Interest - Class B Notes	$37,506.25	$37,506.25	$0.00	$0.00	$9,121,016.25
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,121,016.25
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$9,078,861.92
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,078,861.92
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$9,022,002.59
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,022,002.59
Regular Principal Payment	$8,733,132.24	$8,733,132.24	$0.00	$0.00	$288,870.35
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$288,870.35
Residual Released to Depositor	$0.00	$288,870.35	$0.00	$0.00	$0.00
Total		$9,233,769.11

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$8,733,132.24
Total					$8,733,132.24
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$8,733,132.24	$197.99	$37,506.25	$0.85	$8,770,638.49	$198.84
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$8,733,132.24	$5.82	$136,519.91	$0.09	$8,869,652.15	$5.91

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	49

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$29,225,647.31	0.6625628	$20,492,515.07	0.4645775
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$88,045,647.31	0.0587077	$79,312,515.07	0.0528845

Pool Information
Weighted Average APR	4.277%	4.320%
Weighted Average Remaining Term	16.73	16.08
Number of Receivables Outstanding	14,391	13,669
Pool Balance	$90,295,926.22	$81,268,608.65
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$88,045,647.31	$79,312,515.07
Pool Factor	0.0591329	0.0532211

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$1,956,093.58
Targeted Overcollateralization Amount	$1,956,093.58
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$1,956,093.58

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	49
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$132,139.14
(Recoveries)		104	$16,755.36
Net Loss for Current Collection Period			$115,383.78
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.5334%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.7589%
Second Preceding Collection Period			0.6616%
Preceding Collection Period			(0.1468)%
Current Collection Period			1.6141%
Four Month Average (Current and Preceding Three Collection Periods)			0.7219%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,670	$11,422,530.56
(Cumulative Recoveries)			$2,465,374.70
Cumulative Net Loss for All Collection Periods			$8,957,155.86
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5866%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,014.56
Average Net Loss for Receivables that have experienced a Realized Loss			$1,579.75

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.30%	309	$2,683,093.58
61-90 Days Delinquent	0.38%	31	$308,950.13
91-120 Days Delinquent	0.05%	4	$44,622.36
Over 120 Days Delinquent	0.60%	37	$490,298.50
Total Delinquent Receivables	4.34%	381	$3,526,964.57

Repossession Inventory:
Repossessed in the Current Collection Period		8	$115,860.34
Total Repossessed Inventory		15	$210,121.87

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4586%
Preceding Collection Period			0.5003%
Current Collection Period			0.5267%
Three Month Average			0.4952%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	49

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer